Financial Risk Management - Interest Rate Risk (Details) - Interest rate risk R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) Basis_points	Jun. 30, 2021 ZAR (R) Basis_points
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase by 1%, impact on earnings | R	R 59	R 16
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Basis points | Basis_points	88	25
Decrease by 1%, impact on earnings | R	R (59)	R (16)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Basis points | Basis_points	88	25
US$ denominated borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase by 1%, impact on earnings | R	R (59)	R 0
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Basis points | Basis_points	185	1
Decrease by 1%, impact on earnings | R	R 59	R 0
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Basis points | Basis_points	185	1
Rand denominated borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase by 1%, impact on earnings | R	R 0	R (1)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Basis points | Basis_points	88	25
Decrease by 1%, impact on earnings | R	R 0	R 1
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Basis points | Basis_points	88	25